Assets held for sale or exchange and liabilities related to assets held for sale or exchange	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange and liabilities related to assets held for sale or exchange	Assets held for sale or exchange and liabilities related to assets held for sale or exchange
Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	December 31, 2022	December 31, 2021	December 31, 2020
Assets held for sale or exchange	85	89	83
Liabilities related to assets held for sale or exchange	10	—	32
As of December 31, 2022, assets held for sale mainly related to items of property, plant and equipment.
As of December 31, 2021, assets held for sale mainly related to the divestment of a listed equity investments.
As of December 31, 2020, assets held for sale mainly related to the planned divestment of an industrial facility in North America.